Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Total [Member]
Statement [Line Items]
Percentage of representation	100.00%	100.00%	100.00%	100.00%
Total	$ 74,158,000,000		$ 67,328,000,000
Up To 3 Months [Member]
Statement [Line Items]
Total	4,162,000,000		4,303,000,000
From 3 To 6 Months [Member]
Statement [Line Items]
Total	171,000,000		548,000,000
Over 6 Months [Member]
Statement [Line Items]
Total		$ 1,374	1,567,000,000
Non-past Due [Member]
Statement [Line Items]
Total	66,939,000,000		58,698,000,000
Allowance [Member]
Statement [Line Items]
Total	1,512,000,000		2,212,000,000
Leases And Services [Member] | Non-past Due [Member]
Statement [Line Items]
Total	$ 18,095,000,000		$ 14,912,000,000
Lease And Services [Member]
Statement [Line Items]
Percentage of representation	33.60%	33.60%	34.60%	34.60%
Total	$ 24,938,000,000		$ 23,310,000,000
Lease And Services [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	4,162,000,000			$ 4,217
Lease And Services [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		$ 171		$ 548
Lease And Services [Member] | Over 6 Months [Member]
Statement [Line Items]
Total		$ 1,201	1,524,000,000
Lease And Services [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 1,309,000,000		$ 2,109,000,000
Sale of Properties and Developments [Member]
Statement [Line Items]
Percentage of representation	53.50%	53.50%	44.70%	44.70%
Total	$ 39,691,000,000		$ 30,090,000,000
Sale of Properties and Developments [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		$ 0	86,000,000
Sale of Properties and Developments [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		0	0
Sale of Properties and Developments [Member] | Over Six Months [Member]
Statement [Line Items]
Total		173	43,000,000
Sale of Properties and Developments [Member] | Non-past Due [Member]
Statement [Line Items]
Total		$ 39,518	29,961,000,000
Sale of Properties and Developments [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 0		$ 0
Agricultural Products [Member]
Statement [Line Items]
Percentage of representation	12.80%	12.80%	20.70%	20.70%
Total	$ 9,529,000,000		$ 13,928,000,000
Agricultural Products [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		$ 0	0
Agricultural Products [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		0	0
Agricultural Products [Member] | Over 6 Months [Member]
Statement [Line Items]
Total		$ 0	0
Agricultural Products [Member] | Non-past Due [Member]
Statement [Line Items]
Total	9,326,000,000		13,825,000,000
Agricultural Products [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 203,000,000		$ 103,000,000